As filed with the Securities and Exchange Commission on November 28, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07763

THE MASTERS’ SELECT FUNDS TRUST
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200-D, Orinda, California 94563
(Address of principal executive offices) (Zip code)

Kenneth E. Gregory
4 Orinda Way, Suite 200-D
                  Orinda, CA  94563
(Name and address of agent for service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

                                 (925) 254-8999
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Masters' Select Equity Fund
Schedule of Investments in Securities at September 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 96.6%

Consumer Discretionary - 19.3%
482,020	Amazon Com, Inc. (a)	$44,900,163
195,000	Conn's, Inc. (a)	4,658,550
434,000	DIRECTV Group, Inc.(The) (a)	10,537,520
438,000	Disney (Walt) Co.	15,062,820
550,000	Eastman Kodak Co.	14,718,000
620,000	Emmis Communications Corp. - Class A (a)	3,062,800
384,000	General Motors Corp.	14,092,800
335,000	IAC/InterActiveCorp. (a)	9,939,450
449,250	Liberty Media Corp. - Interactive (a)	8,630,092
68,000	Liberty Media Corp. - Capital (a)	8,488,440
200,000	Lennar Corp.	4,530,000
152,500	News Corp.	3,353,475
90,000	Phillips Van Heusen Corp.	4,723,200
151,400	Pulte Homes, Inc.	2,060,554
50,000	Ruby Tuesday, Inc.	917,000
21,800	Zumiez, Inc. (a)	967,266
		150,642,130
Consumer Staples - 1.7%
20,500	Altria Group, Inc.	1,425,365
197,900	Costco Wholesale Corp.	12,145,123
		13,570,488
Energy - 11.0%
225,100	ConocoPhillips	19,757,027
110,000	Dril Quip, Inc. (a)	5,428,500
341,100	EOG Resources, Inc.	24,671,763
122,000	FMC Technologies, Inc. (a)	7,034,520
60,000	GlobalSantaFe Corp.	4,561,200
95,800	Hornbeck Offshore Services, Inc. (a)	3,515,860
300,000	Key Energy Services, Inc. (a)	5,100,000
149,860	Schlumberger Ltd.	15,735,300
		85,804,170
Finance - 21.5%
238,800	American Express Co.	14,177,556
227,200	American International Group, Inc.	15,370,080
425,000	AON Corp.	19,044,250
130	Berkshire Hathaway, Inc. - Class A (a)	15,406,300
160,000	Capital One Financial Corp.	10,628,800
131,200	Commerce Bancorp, Inc.	5,087,936
272,000	Conseco, Inc. (a)	4,352,000
410,900	Countrywide Financial Corp.	7,811,209
60,500	Fairfax Financial Holdings Ltd.	14,762,000
51,000	GFI Group, Inc. (a)	4,392,120
168,000	HCC Insurance Holdings, Inc.	4,811,520
457,072	HSBC Holdings Plc	8,428,833
547,300	JPMorgan Chase & Co.	25,077,286
472,900	Progressive Corp.	9,178,989
126,400	Transatlantic Holdings, Inc.	8,889,712
		167,418,591

Masters' Select Equity Fund
Schedule of Investments in Securities at September 30, 2007 (Unaudited)

Shares		Value

Health Care, Pharmaceuticals & Biotechnology - 4.1%
65,100	Covance, Inc. (a)	$5,071,290
261,750	Covidien Ltd.	10,862,625
37,100	Genentech, Inc. (a)	2,894,542
82,600	Genzyme Corp. (a)	5,117,896
465,000	Neurometrix, Inc. (a)	4,059,450
75,000	SurModics, Inc. (a)	3,675,750
		31,681,553
Industrials - 7.9%
60,200	Ceradyne, Inc. (a)	4,559,548
148,000	FedEx Corp.	15,503,000
248,000	GrafTech International Ltd. (a)	4,424,320
167,400	HUB Group, Inc. (a)	5,027,022
140,000	Kirby Corp. (a)	6,179,600
210,000	Orbital Sciences Corp. (a)	4,670,400
160,500	Spirit Aerosystems Holdings, Inc. (a)	6,249,870
300,000	Taser International, Inc. (a)	4,707,000
239,250	Tyco International Ltd.	10,608,345
		61,929,105
Materials - 8.8%
93,842	Allegheny Technologies, Inc.	10,317,928
200,000	Arcelor Mittal	15,672,000
592,745	Cemex S.A. de C.V. - ADR	17,734,930
68,400	Minerals Technologies, Inc.	4,582,800
398,200	Sealed Air Corp.	10,177,992
95,000	United States Steel Corp.	10,064,300
		68,549,950
Technology - 19.1%
190,300	Autodesk Inc. (a)	9,509,291
390,000	CGI Group, Inc. (a)	4,446,000
700,000	Dell, Inc. (a)	19,320,000
239,500	eBay, Inc. (a)	9,345,290
55,400	Google, Inc. - Class A (a)	31,426,758
195,000	Insight Enterprises, Inc. (a)	5,032,950
190,700	Network Appliance, Inc. (a)	5,131,737
190,000	Novatel Wireless, Inc. (a)	4,303,500
162,000	Progress Software Corp. (a)	4,908,600
376,900	QUALCOMM, Inc.	15,927,794
398,600	Salesforce.com, Inc. (a)	20,456,152
725,000	Symmetricom, Inc. (a)	3,407,500
239,250	Tyco Electronics Ltd.	8,476,628
285,200	Yahoo, Inc. (a)	7,654,768
		149,346,968
Telecommunication - 3.2%
2,819,480	Level 3 Communications, Inc. (a)	13,110,582
618,000	Sprint Nextel Corp.	11,742,000
		24,852,582

TOTAL COMMON STOCKS		753,795,537
(cost $538,981,171)

Masters' Select Equity Fund
Schedule of Investments in Securities at September 30, 2007 (Unaudited)

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 3.5%
$ 27,269,000	State Street Bank & Trust Co., 3.000%, 09/30/07, due 10/01/07
	[collateral: $28,065,000, Fannie Mae, 3.250%, due 02/15/09,
Federal Home Loan Bank, 4.375%, due 09/17/10,
value $27,269,000] (proceeds $27,275,817)		$ 27,269,000

TOTAL SHORT-TERM INVESTMENTS
(cost $27,269,000)		27,269,000

TOTAL INVESTMENTS IN SECURITIES
(cost $566,250,171): 100.1%		781,064,537

Liabilities in Excess of Other Asstes: (0.1%)		(814,489)

Net Assets: 100%		$ 780,250,048

ADR - American Depository Receipt
(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments		$ 566,250,171
Gross unrealized appreciation		244,444,681
Gross unrealized depreciation		(29,630,315)
Net unrealized appreciation		$ 214,814,366

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Masters' Select International Fund
Schedule of Investments in Securities at September 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 92.5%

Belgium - 1.4%
357,800	Omega Pharma S.A.	$31,291,790

Brazil - 2.9%
95,200	Banco Bradesco S.A.	2,796,024
1,517,773	Gafisa S.A.	25,502,885
33,900	Petroleo Brasileiro S.A.	2,559,450
1,709,100	Redecard S.A.	31,836,177
		62,694,536
Canada - 4.1%
591,900	Canadian Natural Resources Ltd.	44,836,425
1,918,500	Canfor Corp. (a)	21,277,086
2,039,836	Saskatchewan Wheat Pool, Inc. (a)	23,748,781
		89,862,292
Cayman Islands - 1.7%
17,439,800	Agile Property Holdings Ltd.	36,633,614

China - 5.6%
17,023,900	China Coal Energy Co.	50,616,155
29,944,900	Country Garden Holdings Co. Ltd. (a)	50,953,313
24,630,261	Shanghai Electric Group Co. Ltd.	19,243,134
		120,812,602
Denmark - 0.2%
165	A P Moller - Maersk AS	2,259,972
18,300	Novo Nordisk AS	2,202,801
		4,462,773
Finland - 1.8%
564,100	Metso OYJ	38,745,225

France - 5.3%
175,608	Accor S.A.	15,547,780
59,400	Air France-KLM	2,176,786
226,200	Alstom	45,860,176
201,760	Eurazeo	29,652,445
16,800	Schneider Electric S.A.	2,116,693
228,406	Veolia Environnement	19,614,963
		114,968,843
Germany - 4.3%
519,700	Bayerische Motoren Werke (BMW) AG	33,426,759
55,500	Commerzbank AG	2,240,647
2,109,083	MLP AG	28,072,719
497,500	MTU Aero Engines Holding AG	30,208,970
		93,949,095
Greece - 1.7%
965,900	OPAP S.A.	37,360,788

Masters' Select International Fund
Schedule of Investments in Securities at September 30, 2007 (Unaudited)

Shares	Value

Hong Kong - 2.8%
139,000	Cheung Kong Holdings Ltd.	$2,290,039
10,060,811	CNOOC Ltd.	16,937,872
1,536,930	Guoco Group Ltd.	20,969,016
1,844,000	Hutchison Whampoa Ltd.	19,758,923
		59,955,850
Ireland - 2.6%
1,150,000	Babcock & Brown Air Ltd. (a)	26,220,000
1,614,000	Bank of Ireland	29,837,460
		56,057,460
Israel - 1.8%
885,400	Teva Pharmaceutical Industries Ltd.	39,373,738

Japan - 12.7%
484,800	Asatsu-DK, Inc.	15,606,055
42,600	Canon, Inc.	2,323,838
2,223,000	Daiwa Securities Group, Inc.	21,158,535
23,700	Fanuc Ltd.	2,414,538
939,700	Hitachi Construction Machinery Co. Ltd.	37,525,866
1,007,600	Honda Motor Co. Ltd.	33,837,968
1,223,200	Nichicon Corp.	15,516,144
147,500	Nintendo Co. Ltd.	76,740,038
3,431,000	Nippon Sheet Glass Co. Ltd.	20,954,950
10,900	ORIX Corp.	2,484,601
387,000	Rohm Co. Ltd.	34,174,787
125,810	Yamada Denki Co. Ltd.	12,445,273
		275,182,593
Mexico - 2.8%
960,500	America Movil S.A. de C.V.	61,472,000

Netherlands - 1.7%
1,960,000	Qiagen NV (a)	37,738,940

Norway - 3.4%
1,044,600	Norske Skogindustrier ASA	11,136,893
1,185,300	StatoilHydro ASA	40,243,323
1,083,000	TGS Nopec Geophysical Co. ASA (a)	22,112,046
		73,492,262
Poland - 0.6%
8,856,000	Netia S.A.	12,854,380

Philippines - 2.0%
309,580,000	PNOC Energy Development Corp.	43,980,289

Singapore - 2.3%
20,486,000	BIL International Ltd.	17,804,912
5,909,000	Capitaland Ltd.	32,446,252
		50,251,164

Masters' Select International Fund
Schedule of Investments in Securities at September 30, 2007 (Unaudited)

South Korea - 5.7%
232,960	LG Corp.	$16,037,240
538,400	Samsung Techwin Co. Ltd.	41,005,824
705,817	Shinhan Financial Group Co. Ltd.	46,121,244
86,600	SK Telecom Co. Ltd.	19,872,152
		123,036,460
Spain - 1.7%
539,200	Inditex S.A.	36,237,528

Sweden - 1.5%
8,097,500	Telefonaktiebolaget LM Ericsson	32,262,202

Switzerland - 10.2%
1,042,550	Actelion Ltd. (a)	57,609,317
34,600	Compagnie Financiere Richemont S.A.	2,286,905
211,201	Holcim Ltd.	23,268,750
184,629	Lonza Group AG	20,088,141
166,500	Roche Holdings AG	30,111,930
1,631,300	UBS AG	87,487,154
		220,852,197
Taiwan - 1.3%
10,129,000	Giga Byte Technology Co. Ltd.	8,364,534
31,157,485	Yuanta Financial Holdings Co. Ltd.	19,094,521
		27,459,055
United Kingdom - 10.4%
72,300	BHP Billiton Plc	2,579,590
3,196,124	Brit Insurance Holdings Plc	22,253,001
1,411,900	British Sky Broadcasting Group Plc	20,006,127
2,463,500	Cadbury Schweppes Plc	28,478,027
1,790,100	Carpetright Plc	38,394,348
1,296,000	Diageo Plc	28,378,115
1,196,100	GlaxoSmithKline Plc	31,628,729
1,574,068	Southern Cross Healthcare Ltd.	16,366,957
4,218,678	Tesco Plc	37,780,040
		225,864,934
TOTAL COMMON STOCKS
	(cost $1,554,446,175)	2,006,852,610

Principal
Amount

SHORT-TERM INVESTMENTS: 8.3%
$ 180,786,968	State Street Bank & Trust Co., 3.000%, 09/30/07, due 10/01/07
	[collateral: $183,700,000, Fannie Mae, 3.250%, due 02/15/09, Federal Home
	Loan Bank, 3.750%, due 08/15/08, Federal Home Loan Bank, 4.375%,
	due 09/17/07, value $178,712,000] (proceeds $178,756,678)	$ 180,786,968

TOTAL SHORT-TERM INVESTMENTS
	(cost $180,786,968)	180,786,968

TOTAL INVESTMENTS IN SECURITIES
	(cost $1,735,233,143): 100.8%	2,187,639,578

Liabilities in Excess of Other Asstes: (0.8%)		(16,758,861)

Net Assets: 100%		$ 2,170,880,717

(a) Non-income producing security.

Masters' Select International Fund
Schedule of Investments in Securities at September 30, 2007 (Unaudited)

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$ 1,735,233,143
Gross unrealized appreciation	479,046,339
Gross unrealized depreciation	(26,639,904)
Net unrealized appreciation	$ 452,406,435

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Sector	Net Assets
Finance	21.2%
Industrials	14.0%
Consumer Discretionary	12.1%
Healthcare & Pharmaceuticals	11.3%
Technology	9.3%
Energy	8.2%
Consumer Staples	5.5%
Telecommunications	4.3%
Materials	3.6%
Utilities	2.9%
Cash and Other Assets	7.6%
Net Assets	100.0%

Masters' Select Value Fund
Schedule of Investments in Securities at September 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 95.3%

Consumer Discretionary - 37.1%
192,500	Amazon.Com, Inc. (a)	$17,931,375
229,500	Comcast Corp. - Special Class A (a)	5,498,820
470,600	DIRECTV Group, Inc. (The) (a)	11,426,168
360,400	Discovery Holding Co. - Special Class A (a)	10,397,540
255,000	Disney (Walt) Co.	8,769,450
300,000	Eastman Kodak Co.	8,028,000
223,000	General Motors Corp.	8,184,100
150,000	Home Depot, Inc. (The)	4,866,000
230,000	IAC/InterActiveCorp. (a)	6,824,100
119,100	Lennar Corp.	2,697,615
43,750	Liberty Media Holding Corp. - Capital (a)	5,461,313
495,250	Liberty Media Holding Corp. - Interactive (a)	9,513,753
202,320	Limited Brands, Inc.	4,631,105
127,500	McDonald's Corp.	6,944,925
212,000	Pulte Homes, Inc.	2,885,320
517,910	Time Warner, Inc.	9,508,828
135,500	Viacom, Inc. - Class B (a)	5,280,435
333,627	Virgin Media, Inc.	8,097,127
184,000	Yum! Brands, Inc.	6,224,720
		143,170,694
Consumer Staples - 7.4%
222,809	Imperial Tobacco Group Plc	10,180,025
1,650	Japan Tobacco, Inc.	9,058,204
120,661	KT&G Corp.	9,427,156
		28,665,385
Finance - 12.7%
170,000	AON Corp.	7,617,700
2,392	Berkshire Hathaway, Inc. - Class B (a)	9,453,184
100,000	Capital One Financial Corp.	6,643,000
20,000	Fairfax Financial Holdings Ltd.	4,868,169
326,560	Fortis	5,660,850
170,000	JPMorgan Chase & Co.	7,789,400
191,500	Washington Mutual, Inc.	6,761,865
		48,794,168
Health Care, Pharmaceuticals & Biotechnology - 3.7%
73,750	Covidien Ltd.	3,060,625
167,000	IMS Health, Inc.	5,116,880
187,620	Rhoen Klinikum AG	5,989,774
		14,167,279
Industrials - 4.9%
73,202	Armstrong World Industries, Inc. (a)	2,971,269
44,000	FedEx Corp.	4,609,000
58,800	Siemens AG	8,062,309
73,750	Tyco International Ltd.	3,270,075
		18,912,653

Masters' Select Value Fund
Schedule of Investments in Securities at September 30, 2007 (Unaudited)

Shares	Value

Materials - 6.1%
281,621	Cemex S.A. de C.V. - ADR	$8,426,100
133,060	Temple-Inland, Inc.	7,002,948
112,602	Weyerhaeuser Co.	8,141,125
		23,570,173
Technology - 12.7%
74	Comdisco Holding Co., Inc.	873
634,000	Dell, Inc. (a)	17,498,400
15,000	Google, Inc. - Class A (a)	8,509,050
264,000	Intel Corp.	6,827,040
73,750	Tyco Electronics Ltd.	2,612,962
254,000	Western Union Co. (The)	5,326,380
300,000	Yahoo!, Inc. (a)	8,052,000
		48,826,705
Telecommunication Services - 10.7%
2,227,708	Level 3 Communications, Inc. (a)	10,358,842
1,063,000	Sprint Nextel Corp.	20,197,000
84,000	Telephone & Data Systems, Inc. - Special Shares	5,607,000
84,000	Telephone & Data Systems, Inc.	5,208,000
		41,370,842
TOTAL COMMON STOCKS
	(cost $276,801,661)	367,477,899

PREFERRED STOCKS: 0.0%

Telecommunication Services: 0.0%
54	PTV, Inc.	68

TOTAL PREFERRED STOCKS (Cost $0)		68

Principal
Amount

SHORT-TERM INVESTMENTS - 3.7%
$ 14,445,000	State Street Bank & Trust Co., 3.000%, 09/30/07, due 10/01/07
	[collateral: $14,865,000, Federal Home Loan Bank, 4.375%, due 09/17/10,
	Fannie Mae, 3.250%, due 02/15/09, value $14,742,403]
	(proceeds $14,448,611)	14,445,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $14,445,000)	14,445,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $291,246,661): 99.0%	381,922,967

Other Assets less Liabilities: 1.0%		3,982,857

Net Assets: 100%		$ 385,905,824

ADR - American Depository Receipt
(a) Non-income producing security.

Masters' Select Value Fund
Schedule of Investments in Securities at September 30, 2007 (Unaudited)

Shares	Value

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$ 291,246,661
Gross unrealized appreciation	101,446,105
Gross unrealized depreciation	(10,769,799)
Net unrealized appreciation	$ 90,676,306

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at September 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 86.6%

Consumer Discretionary - 13.3%
80,300	Capella Education Co. (a)	$4,489,573
302,900	Charming Shoppes, Inc. (a)	2,544,360
235,100	Circuit City Stores, Inc.	1,859,641
322,000	Cox Radio, Inc. - Class A (a)	4,202,100
536,000	dELiA*s, Inc. (a)	2,519,200
210,800	Foot Locker, Inc.	3,231,564
80,000	Gentek, Inc. (a)	2,406,400
161,500	Jo-Ann Stores, Inc. (a)	3,407,650
240,000	Lodgenet Entertainment Corp. (a)	6,086,400
92,900	Rent-A-Center, Inc. (a)	1,684,277
900	Signet Group Plc	1,537
350,000	Triarc Companies, Inc.	4,378,500
20,800	Zumiez, Inc. (a)	922,896
		37,734,098
Consumer Staples - 3.5%
475,000	Central Garden and Pet Co. (a)	4,265,500
100,000	Ralcorp Holdings, Inc. (a)	5,582,000
		9,847,500
Energy - 10.6%
111,500	ATP Oil & Gas Corp. (a)	5,243,845
13,700	Atwood Oceanics, Inc. (a)	1,048,872
180,000	Complete Production Services, Inc. (a)	3,686,400
80,300	Hornbeck Offshore Services, Inc. (a)	2,947,010
42,500	National Oilwell Varco, Inc. (a)	6,141,250
167,800	Patterson-UTI Energy, Inc.	3,787,246
215,800	Rosetta Resourses, Inc. (a)	3,957,772
93,300	Rowan Companies, Inc.	3,412,914
		30,225,309
Finance - 11.0%
47,419	Affiliated Managers Group, Inc. (a)	6,046,397
14,000	Alleghany Corp. (a)	5,684,000
400,000	Annaly Capital Management, Inc.	6,372,000
249,000	CapitalSource, Inc.	5,039,760
75,168	GFI Group, Inc. (a)	6,473,468
28,800	Mercury General Corp.	1,553,184
		31,168,809
Health Care, Pharmaceuticals & Biotechnology - 7.7%
289,988	Conceptus, Inc. (a)	5,503,972
454,829	Draxis Health, Inc.	2,365,111
106,500	Micrus Corp. (a)	1,945,755
92,000	Respironics, Inc. (a)	4,418,760
238,400	Sun Healthcare Group, Inc. (a)	3,983,664
137,050	Theravance, Inc. (a)	3,575,635
		21,792,897

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at September 30, 2007 (Unaudited)

Shares		Value

Industrials - 14.7%
125,000	Albany International Corp.	$4,686,250
149,144	BE Aerospace, Inc. (a)	6,193,950
160,300	Chart Industries, Inc. (a)	5,155,248
162,400	HUB Group, Inc. (a)	4,876,872
235,000	Interface, Inc.	4,241,750
150,000	Interline Brands, Inc. (a)	3,448,500
180,000	Orbital Sciences Corp. (a)	4,003,200
75,669	Quanta Services, Inc. (a)	2,001,445
374,425	Symmetry Holdings, Inc. (a)	2,806,315
114,900	Trinity Industries, Inc.	4,313,346
		41,726,876
Materials - 2.2%
85,000	Sealed Air Corp.	2,172,600
234,550	Spartech Corp.	4,001,423
		6,174,023
Technology - 22.8%
620,000	Ariba, Inc. (a)	6,683,600
151,510	Authorize.net Holdings, Inc. (a)	2,671,121
96,800	Avnet, Inc. (a)	3,858,448
110,000	Ceragon Networks Ltd. (a)	2,090,000
120,000	Dealertrack Holdings, Inc. (a)	5,025,600
160,262	Double Take Software, Inc. (a)	3,062,607
320,000	Epicor Software Corp. (a)	4,406,400
230,400	Extreme Networks, Inc. (a)	884,736
150,000	Fair Isaac Corp.	5,416,500
160,000	Heartland Payment Systems, Inc.	4,112,000
277,800	Magma Design Automation, Inc. (a)	3,908,646
139,800	Manhattan Associates, Inc. (a)	3,831,918
95,000	MAXIMUS, Inc.	4,140,100
229,865	Novatel Wireless, Inc. (a)	5,206,442
98,935	Riverbed Technology, Inc. (a)	3,995,985
49,695	Ultimate Software Group, Inc. (a)	1,734,356
250,000	X-Rite, Inc. (a)	3,610,000
		64,638,459
Telecommunication - 0.8%
59,850	Cbeyond, Inc. (a)	2,441,281

TOTAL COMMON STOCKS
(cost $220,264,335)		245,749,252

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at September 30, 2007 (Unaudited)

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 15.3%
$ 43,332,000	State Street Bank & Trust Co., 3.000%, 09/30/07, due 10/01/07
	[collateral: $44,355,000, Federal Home Loan Bank, 4.375%, due 09/17/10,
	Fannie Mae, 3.250%, due 02/15/09, Fannie Mae, 4.250%, due 05/15/09,
	value $43,332,000] (proceeds $43,342,833)	$ 43,332,000

TOTAL SHORT-TERM INVESTMENTS
(cost $43,332,000)		43,332,000

TOTAL INVESTMENTS IN SECURITIES
(cost $263,596,335): 101.9%		289,081,252

Liabilities in Excess of Other Asstes: (1.9%)		(5,501,608)

Net Assets: 100%		$ 283,579,644

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments		$ 263,596,335
Gross unrealized appreciation		37,203,218
Gross unrealized depreciation		(11,718,301)
Net unrealized appreciation		$ 25,484,917

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Masters' Select Focused Opportunities Fund
Schedule of Investments in Securities at September 30, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 98.3%

Consumer Discretionary - 7.3%
122,500	News Corp.	$2,693,775
203,510	Virgin Media, Inc.	4,939,188
		7,632,963
Consumer Staples - 10.3%
73,525	Altria Group, Inc.	5,112,193
72,511	KT&G Corp.	5,665,232
		10,777,425
Energy - 14.6%
97,700	ConocoPhillips	8,575,129
24,300	EOG Resources, Inc.	1,757,619
46,835	Schlumberger Ltd.	4,917,675
		15,250,423
Financials - 22.8%
95,000	American Express Co.	5,640,150
87,800	American International Group, Inc.	5,939,670
60,200	Countrywide Financial Corp.	1,144,402
259,740	Fortis	4,502,538
103,600	JPMorgan Chase & Co.	4,746,952
94,100	The Progressive Corp.	1,826,481
		23,800,193
Health Care - 1.3%
31,450	Covidien Ltd	1,305,175

Industrials - 4.6%
24,900	Siemens AG	3,414,141
31,450	Tyco International Ltd.	1,394,493
		4,808,634
Materials - 9.5%
41,490	Allegheny Technologies, Inc.	4,561,825
74,835	Weyerhaeuser Co.	5,410,571
		9,972,396
Technology - 22.5%
13,350	Google, Inc. (a)	7,573,054
117,100	QUALCOMM, Inc.	4,948,646
192,900	Salesforce.com, Inc. (a)	9,899,628
31,450	Tyco Electronics Ltd.	1,114,274
		23,535,602
Utilities - 5.4%
44,711	RWE AG	5,607,870

TOTAL COMMON STOCKS
(cost $91,577,002)		102,690,681

Masters' Select Focused Opportunities Fund
Schedule of Investments in Securities at September 30, 2007 (Unaudited)

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 2.3%
$ 2,383,000	State Street Bank & Trust Co., 7.380%, 09/30/07, due 10/01/07
	[collateral: $2,545,000, Federal Home Loan Bank, 4.375%, due 09/17/10,
Freddie Mac, 6.094%, due 10/01/36, value $2,437,157]
(proceeds $2,383,702)		$ 2,383,000

TOTAL SHORT-TERM INVESTMENTS
(cost $2,383,000)		2,383,000

TOTAL INVESTMENTS IN SECURITIES
(cost $93,960,002): 100.6%		105,073,681

Liabilities in Excess of Other Asstes: (0.6%)		(583,931)

Net Assets: 100%		$ 104,489,750

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments		$ 93,960,002
Gross unrealized appreciation		14,075,934
Gross unrealized depreciation		(2,962,255)
Net unrealized appreciation		$ 11,113,679

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Masters’ Select Funds Trust

By (Signature and Title) /S/ KENNETH E. GREGORY
Kenneth E. Gregory, President

Date 11/28/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ KENNETH E. GREGORY
Kenneth E. Gregory, President

Date 11/28/2007

By (Signature and Title)* /S/ JOHN COUGHLAN
John Coughlan, Treasurer

Date 11/28/2007

* Print the name and title of each signing officer under his or her signature.